Operating loans and long-term debt - Schedule of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt	$ 595	$ 571	$ 857
Less: current portion	0	(7)	(7)
Long-term debt (note 12)	499	500	500
Deferred Financing Cost Netting
Disclosure of detailed information about borrowings [line items]
Debt	$ (2)	(2)	(3)
Senior Notes Due Oct 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%
Senior Notes Due Oct 2024 | Cost
Disclosure of detailed information about borrowings [line items]
Debt	$ 300	300	300
Term loan due August 2024; floating interest rate | Cost
Disclosure of detailed information about borrowings [line items]
Debt	$ 200	200	200
Note Payable Due Mar 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%
Note Payable Due Mar 2021 | Cost
Disclosure of detailed information about borrowings [line items]
Debt	$ 0	7	7
Notes payable | Cost
Disclosure of detailed information about borrowings [line items]
Debt	1	2	3
Long-term borrowings | Cost
Disclosure of detailed information about borrowings [line items]
Debt	$ 501	$ 509	$ 510